Amounts due to banks and customer deposits	12 Months Ended
Dec. 31, 2020
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]

Note 15 Amounts due to banks and customer deposits

USD million	31.12.20	31.12.19
Amounts due to banks	11,050	6,570
Customer deposits	524,605	448,284
of which: demand deposits	236,447	176,010
of which: retail savings / deposits	220,898	168,581
of which: time deposits	40,290	62,315
of which: fiduciary deposits	26,970	41,378
Total amounts due to banks and customer deposits	535,655	454,854

Customer deposits increased by USD 76 billion, mainly in Switzerland and the Americas, of which USD 50 billion was in Global Wealth Management and USD 26 billion in Personal & Corporate Banking, as a result of clients holding higher levels of cash, as well as currency effects. Demand deposits and retail savings / deposits together increased by USD 113 billion, partly offset by decreases of USD 36 billion in time deposits and fiduciary deposits.

UBS AG
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]

Note 15 Amounts due to banks, customer deposits, and funding from UBS Group AG and its subsidiaries

a) Amounts due to banks and customer deposits

USD million	31.12.20	31.12.19
Amounts due to banks	11,050	6,570
Customer deposits	527,929	450,591
of which: demand deposits	237,604	176,972
of which: retail savings / deposits	220,898	168,581
of which: time deposits	42,457	63,659
of which: fiduciary deposits	26,970	41,378
Total amounts due to banks and customer deposits	538,979	457,161

Customer deposits increased by USD 77 billion, mainly in Switzerland and the Americas, of which USD 50 billion was in Global Wealth Management and USD 27 billion in Personal & Corporate Banking, as a result of clients holding higher levels of cash, as well as currency effects. Demand deposits and retail savings / deposits together increased by USD 113 billion, partly offset by decreases of USD 36 billion in time deposits and fiduciary deposits.

b) Funding from UBS Group AG and its subsidiaries

USD million	31.12.20	31.12.19
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	36,611	30,105
Senior unsecured debt other than TLAC	2,939	3,389
High-trigger loss-absorbing additional tier 1 capital instruments	11,854	11,958
Low-trigger loss-absorbing additional tier 1 capital instruments	2,575	2,415
Total[1]	53,979	47,866
1 UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 19b for more information.